Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Schedule of expected cash flows for non-derivative financial liabilities

	Weighted-
	average
	effective	Less
	interest	than 1
	rate	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2020
Trade accounts payable		13,434	144	—	—	—	13,578
Due to related parties		—	7,525	—	—	—	7,525
Other payables and accruals*		10,043	8,053	5,401	—	—	23,497
Other non-current liabilities*		—	—	—	73	—	73
Lease liabilities		42	85	218	113	—	458
Variable interest loans	2.48%	17,999	21,272	93,479	1,062,227	228,265	1,423,242
Fixed interest loans**		—	75	229	49	—	353
Total		41,518	37,154	99,327	1,062,462	228,265	1,468,726
December 31, 2019
Trade accounts payable		13,588	2,982	60	—	—	16,630
Due to related parties		—	5,642	—	—	—	5,642
Other payables and accruals*		8,549	9,454	4,027	—	—	22,030
Other non-current liabilities*		—	—	—	231	—	231
Lease liabilities		42	85	377	428	—	932
Variable interest loans	4.05%	14,131	23,500	120,116	1,098,128	288,587	1,544,462
Fixed interest loans**		—	78	477	516	—	1,071
Total		36,310	41,741	125,057	1,099,303	288,587	1,590,998

*      Non-financial liabilities are excluded.

**    A commitment fee is charged at 1.0% on the available amount of the Sponsor Credit Facility. In addition, as of December 31, 2019, 0.9% on the available amounts of the revolving credit facility of GAS-seven Ltd. and GAS-eight Ltd. and 0.7% on the available amount of the 2019 Partnership Facility.

Schedule of expected cash flows for derivative financial instruments

	Less
	than 1
	month	1-3 months	3-12 months	1-5 years	Total
December 31, 2020
Interest rate swaps	79	351	7,764	12,222	20,416
Total	79	351	7,764	12,222	20,416
December 31, 2019
Interest rate swaps	(12)	57	1,562	7,766	9,373
Forward foreign exchange contracts	(9)	(16)	32	—	7
Total	(21)	41	1,594	7,766	9,380

Summary of credit risk exposure

	As of
	December 31,
	2019	2020
Cash and cash equivalents	96,884	103,736
Trade and other receivables	7,147	16,265
Derivative financial instruments, current and non-current portion	372	—